Net Investment in Sales Type Lease (Details) - USD ($)		6 Months Ended
	Feb. 06, 2026	Jun. 30, 2026	Jun. 30, 2025
Net Investment in Sales Type Lease [Abstract]
Gain on sales type lease - related party		$ 4,101,000	$ 0
Interest and other income - related party		$ 282,000	$ 48,000
Dukeship [Member] | United [Member]
Net Investment in Sales Type Lease [Abstract]
Implicit discount rate	2.96%
Dukeship [Member] | Related Party [Member]
Net Investment in Sales Type Lease [Abstract]
Net investment in sales type lease	$ 31,663,000
Dukeship [Member] | Related Party [Member] | United [Member]
Net Investment in Sales Type Lease [Abstract]
Term of bareboat charter agreement		18 months
Down payment advanced	5,500,000
Daily bareboat rate	9,500
Purchase obligation	$ 22,100,000